Financial instruments (Details 2) - Recurring fair value measurement [member] - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ (475)	$ (424)
Current financial liabilities at fair value [member] | Contingent consideration payables [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(197)	(281)
Current financial liabilities at fair value [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(278)	(143)
Non-current financial liabilities at fair value [member] | Non-current contingent consideration liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(478)	(527)
Level 2 of fair value hierarchy [member] | Current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(278)	(143)
Level 2 of fair value hierarchy [member] | Current financial liabilities at fair value [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(278)	(143)
Level 3 of fair value hierarchy [member] | Current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(197)	(281)
Level 3 of fair value hierarchy [member] | Current financial liabilities at fair value [member] | Contingent consideration payables [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	(197)	(281)
Level 3 of fair value hierarchy [member] | Non-current financial liabilities at fair value [member] | Non-current contingent consideration liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ (478)	$ (527)